UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |x|; Amendment Number: 1

This Amendment (Check only one.):                | | is a restatement.
                                                 |x| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Management LLC
                                 Address: 666 Fifth Avenue, 8th Floor
                                          New York, NY  10103

				 13F File Number: 028-10684


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: Chief Financial Officer
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       11/17/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:          2

Form 13F Information Table Value Total:    $ 2,482 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1          	028-12506                  Israel A. Englander

2          	028-12854                  Millennium International Management LP

3	   	028-12858	   	   Millennium Global Estate GP LLC


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

DRI CORPORATION		     COM             23330F109 519    241546   SH       DEFINED 1	              	  241546
DRI CORPORATION              COM             23330F109 1963   912837   SH       DEFINED 1              	912837
